Goodwill And Other Intangible Assets (Components Of Intangible Assets Excluding Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	¥ 18,950	¥ 2,392
Intangible assets subject to amortization, Accumulated amortization	3,380	1,742
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,704	2,338
Intangible assets subject to amortization, Accumulated amortization	1,998	1,698
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,227
Intangible assets subject to amortization, Accumulated amortization	215
Patented Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	4,365
Intangible assets subject to amortization, Accumulated amortization	389
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	6,238
Intangible assets subject to amortization, Accumulated amortization	603
In-process Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	1,726
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount	1,690	54
Intangible assets subject to amortization, Accumulated amortization	¥ 175	¥ 44